INVESTMENTS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	Sep. 30, 2009 Volga [Member]	Oct. 31, 2013 Volga [Member]	Oct. 31, 2011 Volga [Member]	Oct. 31, 2013 ZQX [Member]	Jan. 13, 2013 ZQX [Member]	Aug. 31, 2009 ZQX [Member]	Oct. 31, 2013 Investment In Videocon [Member]	Nov. 30, 2007 Investment In Videocon [Member]
INVESTMENTS (Details) [Line Items]
Certificates of Deposit, at Carrying Value	$ 2,550,000		$ 2,550,000		$ 0	$ 500,000
Available-for-sale Securities													12,003,000	16,200,000
Available-for-sale Equity Securities, Amortized Cost Basis													5,382,000
Available-for-sale Debt Securities, Gross Unrealized Loss													1,185,000
Available-for-sale Securities, Amortized Cost Basis													4,197,000
Equity Method Investment, Ownership Percentage							19.90%					19.50%
Stock Issued During Period, Shares, Issued for Services (in Shares)					0	7,100,818	150,000
Equity Method Investment, Aggregate Cost									128,000
Equity Method Investment, Other than Temporary Impairment						127,500		128,000
Research and Development Expense						2,211,506		326,000
Additional Paid in Capital	144,444,136		144,444,136		134,750,048	127,693,160					48,000
Proceeds from Sale of Equity Method Investments										$ 24,000